SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

Below is a summary of our short-term borrowings as at December 31, 2017 and 2016.

	As at December 31
(In millions of dollars)	2017	2016

Accounts receivable securitization program	650	800
US commercial paper program	935	—

Total short-term borrowings	1,585	800

Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2017 and 2016.

	Year ended December 31, 2017			Year ended December 31, 2016
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from accounts receivable securitization			530			295
Repayment of accounts receivable securitization			(680)			(295)
Net repayment of accounts receivable securitization			(150)			—

Proceeds received from US commercial paper	8,267	1.30	10,712	—	—	—
Repayment of US commercial paper	(7,530)	1.29	(9,704)	—	—	—
Net proceeds received from US commercial paper	737	1.37	1,008			—

Net proceeds received on short-term borrowings			858			—

ACCOUNTS RECEIVABLE SECURITIZATION PROGRAM
We participate in an accounts receivable securitization program with a Canadian financial institution that allows us to sell certain trade receivables into the program. As at December 31, 2017, the proceeds of the sales were committed up to a maximum of $1,050 million (2016 - $1,050 million). Effective July 8, 2016, we extended the term of the program from January 1, 2018 to January 1, 2019. Effective October 27, 2017, we further extended the term of the program to November 1, 2020.

	As at December 31
(In millions of dollars)	2017	2016

Trade accounts receivable sold to buyer as security	1,355	1,460
Short-term borrowings from buyer	(650)	(800)

Overcollateralization	705	660

	Years ended December 31
(In millions of dollars)	2017	2016

Accounts receivable securitization program, beginning of period	800	800
Net repayment of accounts receivable securitization	(150)	—

Accounts receivable securitization program, end of period	650	800

We continue to service and retain substantially all of the risks and rewards relating to the accounts receivable we sell, and therefore, the receivables remain recognized on our Consolidated Statements of Financial Position and the funding received is recognized as short-term borrowings. The buyer's interest in these trade receivables ranks ahead of our interest. The program restricts us from using the receivables as collateral for any other purpose. The buyer of our trade receivables has no claim on any of our other assets.

US COMMERCIAL PAPER PROGRAM
In 2017, we entered into a US CP program that allowed us to issue up to a maximum aggregate principal amount of US$1 billion. In December 2017, we increased the maximum aggregate principal amount allowed under our US CP program to US$1.5 billion. Funds can be borrowed under this program with terms to maturity ranging from 1 to 397 days, subject to ongoing market conditions. Any issuances made under the US CP program will be issued at a discount. Borrowings under our US CP program are classified as short-term borrowings on our Consolidated Statements of Financial Position when they are due within one year from the date of the financial statements.

	Year ended December 31, 2017
	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)

US commercial paper, beginning of period	—	—	—
Net proceeds received from US commercial paper	737	1.37	1,008
Discounts on issuance [1]	9	1.33	12
Gain on foreign exchange [1]			(85)

US commercial paper, end of period	746	1.25	935
[1] Included in finance costs.

Concurrent with the commercial paper issuances, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the borrowings under the US CP program (see note 16). We have not designated these debt derivatives as hedges for accounting purposes.
LONG-TERM DEBT

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2017	2016

Bank credit facilities (Cdn$ portion)				Floating	—	100
Bank credit facilities (US$ portion)		US		Floating	—	201
Senior notes	2017		250	Floating	—	250
Senior notes	2017		500	3.000%	—	500
Senior notes	2018	US	1,400	6.800%	1,756	1,880
Senior notes	2019		400	2.800%	400	400
Senior notes	2019		500	5.380%	500	500
Senior notes	2020		900	4.700%	900	900
Senior notes	2021		1,450	5.340%	1,450	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2023	US	500	3.000%	627	671
Senior notes	2023	US	850	4.100%	1,066	1,141
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	878	940
Senior notes	2026	US	500	2.900%	627	671
Senior debentures [1]	2032	US	200	8.750%	251	269
Senior notes	2038	US	350	7.500%	439	470
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	627	671
Senior notes	2043	US	650	5.450%	816	873
Senior notes	2044	US	1,050	5.000%	1,318	1,410
					14,555	16,197
Deferred transaction costs and discounts					(107)	(117)
Less current portion					(1,756)	(750)

Total long-term debt					12,692	15,330

[1]	Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2017 and 2016.

Each of the above senior notes and debentures are unsecured and, as at December 31, 2017, were guaranteed by RCCI, ranking equally with all of RCI's other senior notes, debentures, bank credit facilities, and letter of credit facilities. We use derivatives to hedge the foreign exchange risk associated with the principal and interest components of all of our US dollar-denominated senior notes and debentures (see note 16).

The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2017 and 2016.

	Year ended December 31, 2017			Year ended December 31, 2016
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (Cdn$)			1,730			1,140
Credit facility borrowings (US$)	960	1.32	1,269	2,188	1.31	2,877
Total credit facility borrowings			2,999			4,017

Credit facility repayments (Cdn$)			(1,830)			(1,540)
Credit facility repayments (US$)	(1,110)	1.31	(1,453)	(2,038)	1.32	(2,686)
Total credit facility repayments			(3,283)			(4,226)

Net repayments under credit facilities			(284)			(209)

Senior note issuances (US$)	—	—	—	500	1.34	671
Senior note repayments (Cdn$)			(750)			(1,000)

Net repayment of senior notes			(750)			(329)

Net repayment of long-term debt			(1,034)			(538)

	Years ended December 31
(In millions of dollars)	2017	2016

Long-term debt net of transaction costs, beginning of period	16,080	16,870
Net repayment of long-term debt	(1,034)	(538)
Gain on foreign exchange	(608)	(245)
Deferred transaction costs incurred	(3)	(12)
Amortization of deferred transaction costs	13	5

Long-term debt net of transaction costs, end of period	14,448	16,080

WEIGHTED AVERAGE INTEREST RATE
As at December 31, 2017, our effective weighted average interest rate on all debt and short-term borrowings, including the effect of all of the associated debt derivative and bond forward instruments, was 4.70% (2016 - 4.72%).

BANK CREDIT AND LETTER OF CREDIT FACILITIES
Our $3.2 billion revolving credit facility is available on a fully revolving basis until maturity and there are no scheduled reductions prior to maturity. The interest rate charged on borrowings from the revolving credit facility ranges from nil to 1.25% per annum over the bank prime rate or base rate, or 0.85% to 2.25% over the bankers' acceptance rate or London Inter-Bank Offered Rate.

In 2017, we amended our revolving credit facility to, among other things, extend the maturity date of the original $2.5 billion facility from September 2020 to March 2022. In addition, we added a $700 million tranche to the facility that matures in March 2020. As a result, the total credit limit for the facility is now $3.2 billion.

In 2017, we repaid the entire balance that was outstanding under our non-revolving bank credit facility. As a result of this repayment, this facility was terminated.

Effective April 1, 2016, we amended our $2.5 billion revolving credit facility to, among other things, extend the maturity date from July 2019 to September 2020. At the same time, we also amended the $1.0 billion non-revolving credit facility to, among other things, extend the maturity date from April 2017 to April 2018. As a result of the repayments made during 2016, we reduced the amount of borrowings available under our non-revolving credit facility from $1.0 billion to $301 million.

As at December 31, 2017, we had nil drawn under our bank credit facilities (2016 - $301 million ($100 million and US$150 million)). We had entered into debt derivatives related to the US dollar-denominated portion of these borrowings to convert all the interest and principal payment obligations to Canadian dollars (see note 16) as at December 31, 2016.

As at December 31, 2017, we had available liquidity of $2.3 billion (2016 - $2.4 billion) under our $3.3 billion bank and letter of credit facilities (2016 - $2.9 billion), of which we had utilized $0.1 billion (2016 - $0.4 billion) and reserved $0.9 billion to backstop amounts outstanding under our US CP program borrowings (2016 - nil).

SENIOR NOTES AND DEBENTURES
We pay interest on all of our fixed-rate senior notes and debentures on a semi-annual basis. We paid interest on our floating rate senior notes on a quarterly basis.

We have the option to redeem each of our fixed-rate senior notes and debentures, in whole or in part, at any time, if we pay the premiums specified in the corresponding agreements.

Issuance of senior notes
Below is a summary of the senior notes that we issued in 2016. We did not issue any senior notes in 2017.

(In millions of dollars, except interest rates and discounts)
Date Issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2016 issuances
November 4, 2016	US	500	2026	2.900%	98.354%	671	17

[1]	Gross proceeds before transaction costs and discounts.

[2]	Transaction costs and discounts are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

Concurrent with the 2016 issuance, we entered into debt derivatives to convert all interest and principal payment obligations to Canadian dollars (see note 16).

On February 8, 2018, we issued US$750 million senior notes due 2048 at a rate of 4.300%. At the same time, we entered into debt derivatives to convert all interest and principal payment obligations to Canadian dollars. As a result, we received net proceeds of $938 million from the issuance. We intend to use these funds for general corporate purposes, which may include the repayment at maturity of our outstanding commercial paper under our US CP program.

Repayment of senior notes and related derivative settlements
Below is a summary of the repayment of our senior notes during 2017 and 2016. There were no debt derivatives associated with these repayments.

(In millions of dollars)
Maturity date	Notional amount (Cdn$)

2017 repayments
March 2017	250
June 2017	500
Total for 2017	750

2016 repayments
May 2016	1,000

PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2017.

(In millions of dollars)
2018	1,756
2019	900
2020	900
2021	1,450
2022	600
Thereafter	8,949
Total long-term debt	14,555

TERMS AND CONDITIONS
As at December 31, 2017 and 2016, we were in compliance with all financial covenants, financial ratios, and all of the terms and conditions of our long-term debt agreements. There were no financial leverage covenants in effect other than those under our bank credit and letter of credit facilities.

The 8.75% debentures due in 2032 contain debt incurrence tests and restrictions on additional investments, sales of assets, and payment of dividends, all of which are suspended in the event the public debt securities are assigned investment-grade ratings by at least two of three specified credit rating agencies. As at December 31, 2017, these public debt securities were assigned an investment-grade rating by each of the three specified credit rating agencies and, accordingly, these restrictions have been suspended as long as the investment-grade ratings are maintained. Our other senior notes do not have any of these restrictions, regardless of the related credit ratings. The repayment dates of certain debt agreements can also be accelerated if there is a change in control of RCI.